UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
June 30, 2012 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 97.8%
Aerospace Product & Parts Manufacturing - 22.8%
The Boeing Co. (c)	25,000	$1,857,500
General Dynamics Corp.	37,050	2,443,818
Honeywell International Inc. (c)	60,000	3,350,400
L-3 Communications Holdings, Inc. (c)	26,000	1,924,260
Lockheed Martin Corp.	21,000	1,828,680
Northrop Grumman Corp. (c)	20,000	1,275,800
Raytheon Co. (c)	40,100	2,400,400
Rockwell Collins, Inc.	40,000	1,974,000
Rolls-Royce Holdings PLC (a)(b)	75,000	1,007,815
Rolls-Royce Holdings PLC - Class C (a)(b)	7,950,000	12,450
Sturm Ruger & Co. Inc. (c)	10,000	401,500
United Technologies Corp.	45,000	3,398,850
		21,875,473
Alcoholic Beverages - 25.2%
Anheuser-Busch InBev NV (b)	35,000	2,715,135
Anheuser Busch Inbev Sa/nv - ADR (b)	16,590	1,321,394
Brown-Forman Corp. - Class B	20,000	1,937,000
Carlsberg A/S (b)	23,000	1,805,580
Companhia de Bebidas das Americas (AmBev) - ADR (b)	55,000	2,108,150
Constellation Brands, Inc. - Class A (a)(c)	100,000	2,706,000
Diageo plc - ADR (b)(c)	35,000	3,607,450
Heineken NV (b)	40,000	2,082,764
Molson Coors Brewing Co. - Class B	35,000	1,456,350
Pernod Ricard SA (b)	15,000	1,599,469
SABMiller plc (b)	70,000	2,801,052
		24,140,344

Casinos, Gambling & Lotteries - 22.6%
Churchill Downs, Inc.	20,000	1,175,800
Galaxy Entertainment Group Ltd. (a)(b)	1,400,000	3,457,615
International Game Technology (c)	70,000	1,102,500
Ladbrokes plc (b)	270,000	664,735
Las Vegas Sands Corp. (c)	75,000	3,261,750
MGM Resorts International (a)(c)	263,100	2,936,196
Penn National Gaming, Inc. (a)	30,000	1,337,700
Sands China Ltd. (b)	500,000	1,579,025
Wynn Macau Limited (b)	725,000	1,684,015
Wynn Resorts Ltd. (c)	42,500	4,408,100
		21,607,436

Tobacco - 27.2%
Altria Group, Inc. (c)	200,000	6,910,000
British American Tobacco PLC - ADR (b)	35,000	3,574,200
Imperial Tobacco Group plc - ADR (b)	50,000	1,922,444
Lorillard, Inc. (c)	50,000	6,597,500
Philip Morris International Inc.	40,000	3,490,400
Reynolds American Inc. (c)	80,000	3,589,600
		26,084,144

Total Common Stocks (Cost $70,979,470)		93,707,397

SHORT TERM INVESTMENTS - 2.6%
Investment Company - 0.5%
Fidelity Institutional Money Market Portfolio, 0.17% (1)	512,666	512,666
Total Investment Company (Cost $512,666)		512,666

U.S. TREASURY BILL - 2.1%
0.09%, 08/02/2012	2,000,000	1,999,840
Total U.S. Treasury Bill (Cost $1,999,840)		1,999,840

Total Short Term Investments (Cost $2,512,506)		2,512,506

Total Investments (Cost $73,491,976) - 100.4%		96,219,903
Liabilities in Excess of Other Assets - (0.4)%		(401,395)
TOTAL NET ASSETS - 100.0%		$95,818,508

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of June 30, 2012.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2012, the fair value of collateral is $29,630,660.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$73,491,976
Premium on options written	779,134
Gross unrealized appreciation	28,429,785
Gross unrealized depreciation	(6,264,235)
Net unrealized depreciation	$22,165,550

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
June 30, 2012 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 1.5%
Altria Group, Inc.:
Expiration: September, 2012, Exercise Price: $31.00	600	$220,800
Expiration: September, 2012, Exercise Price: $32.00	1,300	360,100
The Boeing Co.:
Expiration: July, 2012, Exercise Price: $72.50	150	37,950
Expiration: August, 2012, Exercise Price: $77.50	100	9,000
Constellation Brands, Inc.
Expiration: July, 2012, Exercise Price: $22.50	200	100,000
Diageo plc
Expiration: July, 2012, Exercise Price: $105.00	200	12,000
Honeywell International Inc.
Expiration: July, 2012, Exercise Price: $60.00	300	2,100
International Game Technology
Expiration: July, 2012, Exercise Price: $16.00	500	18,500
L-3 Communications Holdings, Inc.
Expiration: July, 2012, Exercise Price: $70.00	150	60,000
Las Vegas Sands Corp.
Expiration: July, 2012, Exercise Price: $52.50	300	900
Lorillard, Inc.
Expiration: July, 2012, Exercise Price: $130.00	300	112,500
MGM Resorts International:
Expiration: July, 2012, Exercise Price: $11.00	250	12,500
Expiration: July, 2012, Exercise Price: $12.00	300	3,600
Expiration: August, 2012, Exercise Price: $11.00	500	41,500
Expiration: August, 2012, Exercise Price: $11.00	500	32,500
Northrop Grumman Corp.
Expiration: August, 2012, Exercise Price: $60.00	100	43,000
Raytheon Co.:
Expiration: August, 2012, Exercise Price: $50.00	1	641
Expiration: August, 2012, Exercise Price: $55.00	200	41,000
Reynolds American Inc.:
Expiration: August, 2012, Exercise Price: $42.00	500	152,500
Expiration: August, 2012, Exercise Price: $43.00	300	64,500
Sturm Ruger & Co. Inc.
Expiration: July, 2012, Exercise Price: $45.00	50	1,750
Wynn Resorts Ltd.
Expiration: July, 2012, Exercise Price: $110.00	130	14,170
Total Written Options (Premiums received $779,134)		$1,341,511

Generation Wave Growth Fund
Schedule of Investments
June 30, 2012 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 93.5%
Accommodation & Food Services - 3.9%
McDonald's Corp.	6,000	$531,180
		531,180
Arts, Entertainment & Recreation - 3.4%
Wynn Resorts Ltd.	4,400	456,368
		456,368
Finance & Insurance - 10.7%
Agencies, Brokerages & Other Insurance Related Activities - 2.3%
Metlife, Inc.	10,000	308,500

Depository Credit Intermediation - 2.2%
JPMorgan Chase & Co. (c)	5,000	178,650
New York Community Bancorp, Inc.	10,000	125,300
		303,950
Insurance Carriers - 4.3%
Berkshire Hathaway Inc. - Class B (a)	7,000	583,310

Other Financial Investment Activities - 1.9%
The Blackstone Group LP (c)	20,000	261,400
		1,457,160
Information - 4.8%
Verizon Communications, Inc. (c)	14,600	648,824
		648,824
Management of Companies & Enterprises - 3.5%
The Goldman Sachs Group, Inc. (c)	5,000	479,300
		479,300
Manufacturing - 39.8%
Communications Equipment Manufacturing - 1.1%
Research In Motion Ltd. (a)(b)(c)	20,000	147,800

Engine, Turbine & Power Transmission Equipment Manufacturing - 1.5%
General Electric Co. (c)	10,000	208,400

Motor Vehicle Manufacturing - 1.8%
Ford Motor Co. (c)	25,000	239,750

Other Food Manufacturing - 1.6%
Green Mountain Coffee Roasters, Inc. (a)(c)	10,000	217,800

Petroleum & Coal Products Manufacturing - 10.9%
Chevron Corp. (c)	10,000	1,055,000
Exxon Mobil Corp.	5,000	427,850
		1,482,850
Pharmaceutical & Medicine Manufacturing - 12.7%
Amgen Inc.	2,000	146,080
Johnson & Johnson (c)	10,000	675,600
Merck & Co., Inc.	5,000	208,750
Pfizer Inc.	29,850	686,550
		1,716,980
Printing & Related Support Activities - 0.8%
De La Rue PLC (a)(b)	7,000	112,000

Semiconductor & Other Electronic Component Manufacturing - 3.0%
Cypress Semiconductor Corp. (a)(c)	15,000	198,300
Intel Corp. (c)	8,000	213,200
		411,500
Soap, Cleaning Compound & Toilet Preparation Manufacturing - 1.5%
Colgate Palmolive Co.	2,000	208,200

Tobacco Manufacturing - 5.0%
Reynolds American Inc. (c)	15,000	673,050
		5,418,330
Mining, Quarrying & Oil & Gas Extraction - 12.0%
Metal Ore Mining - 5.3%
Barrick Gold Corp. (b)(c)	10,000	375,700
Freeport-McMoRan Copper & Gold Inc. (c)	10,000	340,700
		716,400
Oil & Gas Extraction - 1.9%
EXCO Resources, Inc. (c)	35,000	265,650

Support Activities for Mining - 4.8%
Schlumberger Ltd. (b)	10,000	649,100
		1,631,150
Retail Trade - 9.7%
Electronic Shopping & Mail-Order Houses - 5.0%
Amazon.com, Inc. (a)(c)	3,000	685,050

Health & Personal Care Stores - 3.3%
Walgreen Co. (c)	15,000	443,700

Other General Merchandise Stores - 1.4%
Costco Wholesale Corp. (c)	2,000	190,000
		1,318,750
Utilities - 3.4%
The Southern Co. (c)	10,000	463,000
		463,000
Wholesale Trade - 2.3%
The Procter & Gamble Co.	5,000	306,250
		306,250

Total Common Stocks (Cost $12,759,972)		12,710,312

PURCHASED OPTIONS - 0.1%
Transportation & Warehousing -0.1%
CSX Corp. (c)	200	7,600
Total Purchased Options (Cost $11,960)		7,600

SECTOR FUNDS - 2.0%
Mining -2.0%
iShares Silver Trust (a)	10,000	266,500
Total Sector Funds (Cost $216,755)		266,500

SHORT TERM INVESTMENTS - 0.8%
Investment Company - 0.8%
Fidelity Institutional Money Market Portfolio 0.17% (1)	111,245	111,245
Total Investment Company (Cost $111,245)		111,245

U.S. TREASURY BILL - 5.5%
0.09%, 08/02/2012	750,000	749,940
Total U.S. Treasury Bill (Cost $749,940)		749,940

Total Short Term Investments (Cost $861,185)		861,185

Total Investments (Cost $13,849,872) - 101.9%		13,845,597
Liabilities in Excess of Other Assets - (1.9)%		(259,005)
TOTAL NET ASSETS - 100.0%		$13,586,592

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of June 30, 2012.
ADR - American Depositary Receipt
(a) - Non Income Producing.
(b) - Foreign Issued Securities.
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2012, the fair value of collateral is $7,467,290.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Cost of investments	$13,849,872
Premium on options written	239,856
Gross unrealized appreciation	1,077,523
Gross unrealized depreciation	(1,166,352)
Net unrealized depreciation	$(88,829)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Options Written
June 30, 2012 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 2.4%
Amazon.com, Inc.
Expiration: July, 2012, Exercise Price: $200.00	30	$86,400
Barrick Gold Corp.
Expiration: July, 2012, Exercise Price: $41.00	100	1,700
The Blackstone Group LP
Expiration: August, 2012, Exercise Price: $12.00	200	25,800
Chevron Corp.
Expiration: August, 2012, Exercise Price: $105.00	100	30,400
Costco Wholesale Corp.
Expiration: July, 2012, Exercise Price: $90.00	20	10,300
CSX Corp.
Expiration: August, 2012, Exercise Price: $20.00	200	5,000
Cypress Semiconductor Corp.
Expiration: July, 2012, Exercise Price: $14.00	100	2,000
EXCO Resources, Inc.
Expiration: July, 2012, Exercise Price: $7.00	200	16,000
Ford Motor Co.
Expiration: July, 2012, Exercise Price: $10.00	250	2,500
Freeport-McMoRan Copper & Gold Inc.
Expiration: August, 2012, Exercise Price: $36.00	100	7,800
General Electric Co.
Expiration: August, 2012, Exercise Price: $19.00	100	19,900
The Goldman Sachs Group, Inc.
Expiration: August, 2012, Exercise Price: $100.00	50	12,950
Green Mountain Coffee Roasters, Inc.
Expiration: July, 2012, Exercise Price: $29.00	100	800
Intel Corp.
Expiration: July, 2012, Exercise Price: $28.00	50	800
Johnson & Johnson
Expiration: July, 2012, Exercise Price: $65.00	100	26,900
JPMorgan Chase & Co.
Expiration: July, 2012, Exercise Price: $36.00	30	2,910
Research In Motion Ltd.
Expiration: July, 2012, Exercise Price: $13.00	100	100
Reynolds American Inc.
Expiration: August, 2012, Exercise Price: $42.00	150	45,750
The Southern Co.
Expiration: August, 2012, Exercise Price: $46.00	100	8,700
Verizon Communications, Inc.
Expiration: July, 2012, Exercise Price: $43.00	125	17,250
Walgreen Co.
Expiration: July, 2012, Exercise Price: $37.00	150	450
Total Written Options (Premiums received $239,856)		$324,410

Summary of Fair Value Exposure at June 30, 2012

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks
Aerospace Product & Parts Manufacturing	$21,863,023	$-	$12,450	$21,875,473
Alcoholic Beverages	24,140,344	-	-	24,140,344
Casinos, Gambling & Lotteries	21,607,436	-	-	21,607,436
Tobacco	26,084,144	-	-	26,084,144
Short Term investments	-	2,512,506	-	2,512,506
Total*	$93,694,947	$2,512,506	$12,450	$96,219,903

Written Options	$(779,134)	$-	$-	$(779,134)

Generation Wave Growth Fund
Common Stocks	$12,710,312	$-	$-	$12,710,312
Purchased Options	7,600	-	-	7,600
Sector Funds	266,500	-	-	266,500
Short Term investments	-	861,185	-	861,185
Total*	$12,984,412	$861,185	$-	$13,845,597

Written Options	$(213,556)	$(26,300)	$-	$(239,856)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Vice Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2012:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2012
Fair Value as of 3/31/2012	$-
Total unrealized gain (losses) included in earnings	(392)
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchases*	12,450
Sales	-
Issuance	-
Settlements	-
Transfer in and/or out of Level 3	-
Fair Value as of 6/30/2012	$12,058

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(392)

*One security (Rolls-Royce Holdings PLC - Class C) was purchased during the period that was classified as a Level 3 security by the Fund's management.

It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period. During the year, there were the following transfers between Levels 1, Level 2 and Level 3:

	Market Value Tranfered	Market Value Tranfered
Fund	Between Level 1 and Level 2	Between Level 2 and Level 3

Vice Fund	$512,666	$-
Generation Wave Growth Fund	111,245	-

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The number of options contracts written and the premiums received by the Vice Fund during the period ended June 30, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	6,424	$911,883
Options written	10,230	1,252,943
Options exercised	(1,429)	(189,271)
Options expired	(4,451)	(678,162)
Options closed	(3,843)	(518,259)
Options outstanding, end of period	6,931	$779,134

The number of options contracts written and the premiums received by the Generation Wave Growth Fund during the period ended June 30, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	1,764	$238,394
Options written	2,819	277,997
Options exercised	(400)	(62,920)
Options expired	(1,199)	(145,717)
Options closed	(629)	(67,898)
Options outstanding, end of period	2,355	$239,856

The number of options contracts purchased and the premiums received by the Vice Fund during the period ended June 30, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	-	$-
Options Purchased	600	95,526
Options exercised	(600)	(95,526)
Options outstanding, end of period	-	$-

The number of options contracts purchased and the premiums received by the Generation Wave Growth Fund during the period ended June 30, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	600	$19,788
Options Purchased	200	11,960
Options exercised	(600)	(19,788)
Options outstanding, end of period	200	$11,960

The following is a summary of the fair value of derivative instruments as of June 30, 2012:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	$(1,341,511)
equity contracts

Generation Wave Growth Fund
Written Options -	$(324,410)
equity contracts
Asset Derivative
Purchased Options -	$7,600
equity contracts

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2012:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Vice Fund
Written Options -	$(475,532)
equity contracts

Generation Wave Growth Fund
Written Options -	$171,181
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Vice Fund
Written Options -	$(475,532)
equity contracts

Generation Wave Growth Fund
Written Options -	$(20,624)
equity contracts
Asset Derivative
Purchased Options -	$(4,972)
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date      08/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date      08/27/2012

By /s/ Cindy Clarke
            Cindy Clarke, Treasurer

Date      08/27/2012